NF_Fidelity Total International Index Fund_Institutional and Institutional Premium PRO -02 | Fidelity® Total International Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total International Index Fund} - NF_Fidelity Total International Index Fund_Institutional and Institutional Premium PRO -02 - Fidelity® Total International Index Fund
		Fidelity Total International Index Fund-Institutional Class	Fidelity Total International Index Fund-Institutional Premium Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[2]	0.03%	none
Total annual operating expenses		0.09%	0.06%
[1]	Adjusted to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

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Expense Example {- Fidelity® Total International Index Fund} - NF_Fidelity Total International Index Fund_Institutional and Institutional Premium PRO -02 - Fidelity® Total International Index Fund - USD ($)
	Fidelity Total International Index Fund-Institutional Class	Fidelity Total International Index Fund-Institutional Premium Class
1 year	$ 9	$ 6
3 years	$ 29	$ 19